SCOPE OF CONSOLIDATION - Narrative (Details) - EUR (€) € in Thousands		6 Months Ended	12 Months Ended
	Nov. 07, 2016	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Goodwill			€ 785,182	€ 785,182
Cash Collected From Settlements of Receivables or Collateral
Disclosure of subsidiaries [line items]
Restricted cash and cash equivalents			28,230	19,411
CHINA
Disclosure of subsidiaries [line items]
Goodwill			0	0
Restricted cash and cash equivalents			€ 66,456	€ 47,555
Ferrari International Cars Trading (Shanghai) Co. L.t.d.
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)			80.00%	80.00%
Noncontrolling interest (percent)			20.00%	20.00%
Ferrari Financial Services S.p.A.
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)			100.00%	100.00%
Noncontrolling interest (percent)		10.00%	0.00%	0.00%
Ferrari Financial Services GmbH
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)			49.90%
Loans to consumers [member]
Disclosure of subsidiaries [line items]
Provision			€ 3,530	€ 2,455
Trade receivables
Disclosure of subsidiaries [line items]
Provision			€ 3,231	€ 3,504
Ferrari Financial Services GmbH | Ferrari Financial Services GmbH
Disclosure of subsidiaries [line items]
Interest retained by Ferrari (percent)	49.90%		49.90%
FCA Group companies
Disclosure of subsidiaries [line items]
Goodwill			€ 780,542